Pacer Pacific Asset Floating Rate High Income ETF
Schedule of Investments
July 31, 2022 (Unaudited)

	Principal Amount	Fair Value
BANK LOANS - 50.6%
Advertising - 1.6%
Clear Channel Outdoor Holdings Inc
6.31% (3 Month LIBOR USD + 3.50%), 08/21/2026 (a)	$1,234,780	$1,129,830
5.87% (1 Month LIBOR USD + 3.50%), 08/21/2026 (a)	3,182	2,912
		1,132,742
Aerospace/Defense - 2.0%
Dynasty Acquisition Co. Inc.
5.87% (1 Month LIBOR USD + 3.50%), 04/06/2026 (a)	963,256	912,684
5.87% (1 Month LIBOR USD + 3.50%), 04/06/2026 (a)	517,879	490,691
		1,403,375
Airlines - 1.4%
AAdvantage Loyalty IP Ltd. 7.46% (3 Month LIBOR USD + 4.75%, 0.75% Floor), 04/20/2028 (a)	500,000	493,750
Mileage Plus Holdings, LLC 7.31% (3 Month LIBOR USD + 5.25%, 1.00% Floor), 06/21/2027 (a)	500,000	505,000
		998,750
Building Materials - 2.0%
QUIKRETE Holdings, Inc. 5% (1 Month LIBOR USD + 2.63%), 02/01/2027 (a)	1,476,745	1,399,726
Chemicals - 0.5%
Starfruit US Holdco LLC 5.25% (3 Month LIBOR USD + 3.00%), 10/01/2025 (a)	371,130	360,645
Coal - 0.0% (e)
Arch Coal, Inc. 5.12% (1 Month LIBOR USD + 2.75%, 1.00% Floor), 03/07/2024 (a)	166	164
Commercial Services - 2.2%
Corelogic, Inc. 5.88% (1 Month LIBOR USD + 3.50%, 0.50% Floor), 06/02/2028 (a)	1,241,869	1,050,931
Verscend Holding Corp. 6.37% (1 Month LIBOR USD + 4.00%), 08/27/2025 (a)	494,958	483,205
		1,534,136
Computers - 2.7%
Peraton Corp. 6.12% (1 Month LIBOR USD + 3.75%, 0.75% Floor), 02/01/2028 (a)	1,496,142	1,457,812
Tempo Acquisition LLC 4.525%, 08/31/2028 (b)	428,075	420,583
		1,878,395
Cosmetics/Personal Care - 0.7%
Sunshine Luxembourg VII SARL 6% (3 Month LIBOR USD + 3.75%, 0.75% Floor), 10/01/2026 (a)	491,269	469,982
Diversified Financial Services - 2.6%
Avolon TLB Borrower 1 (US) LLC 3.88% (1 Month LIBOR USD + 1.75%, 0.75% Floor), 01/15/2025 (a)	175,812	172,653
Deerfield Dakota Holding LLC 6.08%, 04/09/2027 (b)	490,000	476,525
REDWOOD STAR MERGER SUB (SPX FLOW) T/L 6.125%, 03/31/2029 (b)	1,250,000	1,185,944
		1,835,122
Engineering & Construction - 0.6%
Brand Industrial Services, Inc.
6.5% (3 Month LIBOR USD + 4.25%, 1.00% Floor), 06/21/2024 (a)	2,532	2,319
6.6% (3 Month LIBOR USD + 4.25%, 1.00% Floor), 06/21/2024 (a)	94,926	86,944
7.03% (3 Month LIBOR USD + 4.25%, 1.00% Floor), 06/21/2024 (a)	114,708	105,063
7.03% (3 Month LIBOR USD + 4.25%, 1.00% Floor), 06/21/2024 (a)	268,847	246,241
		440,567
Entertainment - 1.7%
SeaWorld Parks & Entertainment, Inc. 5.38% (1 Month LIBOR USD + 3.00%, 0.50% Floor), 08/25/2028 (a)	1,233,583	1,179,997
Environmental Control - 1.3%
Madison IAQ LLC 4.52% (6 Month LIBOR USD + 3.25%, 0.50% Floor), 06/21/2028 (a)	992,487	946,764
Healthcare-Services - 3.4%
LifePoint Health, Inc. 6.12%, 11/16/2025 (b)	1,500,000	1,420,718
Phoenix Newco, Inc. 4.92% (1 Month LIBOR USD + 3.25%, 0.50% Floor), 11/15/2028 (a)	498,750	487,139
Da Vinci Purchaser Corp.
6.25% (3 Month LIBOR USD + 4.00%, 1.00% Floor), 01/08/2027 (a)	306,408	299,514
5.67% (1 Month LIBOR USD + 4.00%, 1.00% Floor), 01/08/2027 (a)	184,820	180,661
		2,388,032
Insurance - 0.9%
HUB International Ltd.
5.55% (2 Month LIBOR USD + 3.00%), 04/25/2025 (a)	625	611
5.77% (3 Month LIBOR USD + 3.00%), 04/25/2025 (a)	239,375	234,024
USI, Inc. 5.25% (3 Month LIBOR USD + 3.00%), 05/16/2024 (a)	381,000	375,403
		610,038
Internet - 2.0%
Uber Technologies Inc 5.07% (3 Month LIBOR USD + 3.50%), 02/25/2027 (a)	1,468,605	1,445,202
Leisure Time - 1.9%
Bombardier Recreational Products, Inc. 4.37% (1 Month LIBOR USD + 2.00%), 05/24/2027 (a)	236,494	223,550
ClubCorp Holdings, Inc. 5% (3 Month LIBOR USD + 2.75%), 09/18/2024 (a)	1,223,636	1,130,193
		1,353,743
Lodging - 0.9%
Caesars Resort Collection, LLC 5.87% (1 Month LIBOR USD + 3.50%), 07/21/2025 (a)	640,506	629,422
Machinery-Diversified - 2.7%
Engineered Machinery Holdings, Inc. 6.000%, 05/22/2028 (b)	1,496,241	1,433,593
Titan Acquisition Limited 5.88% (6 Month LIBOR USD + 3.00%), 03/28/2025 (a)	481,155	453,580
		1,887,173
Media - 0.7%
Charter Communications Operating, LLC. 4.13% (1 Month LIBOR USD + 1.75%), 02/01/2027 (a)	485,016	470,567
Mining - 1.7%
U.S. Silica Company 6.38% (1 Month LIBOR USD + 4.00%, 1.00% Floor), 05/01/2025 (a)	1,243,459	1,215,481
Packaging & Containers - 2.0%
Graham Packaging Company, Inc 5.37% (1 Month LIBOR USD + 3.00%, 0.75% Floor), 08/04/2027 (a)	483,708	467,786
Pregis Topco LLC
6.37% (1 Month LIBOR USD + 4.00%), 07/31/2026 (a)	1,263	1,213
6.81% (3 Month LIBOR USD + 4.00%), 07/31/2026 (a)	491,162	471,822
Proampac PG Borrower LLC
5.26% (3 Month LIBOR USD + 3.75%, 0.75% Floor), 11/03/2025 (a)	54,820	52,402
5.16% (3 Month LIBOR USD + 3.75%, 0.75% Floor), 11/03/2025 (a)	97,021	92,742
6.04% (3 Month LIBOR USD + 3.75%, 0.75% Floor), 11/03/2025 (a)	115,566	110,469
5.04% (3 Month LIBOR USD + 3.75%, 0.75% Floor), 11/03/2025 (a)	207,846	198,679
		1,395,113
Pharmaceuticals - 0.7%
Milano Acquisition Corporation 6.25% (3 Month LIBOR USD + 4.00%, 0.75% Floor), 10/01/2027 (a)	496,222	482,782
Pipelines - 2.0%
Blackstone CQP Holdco LP 6% (3 Month LIBOR USD + 3.75%, 0.50% Floor), 06/05/2028 (a)	744,984	725,533
Traverse Midstream Partners LLC 5.950%, 09/27/2024 (b)	696,041	687,048
		1,412,581
Retail - 4.5%
1011778 B.C. Unlimited Liability Company 4.122% (1 Month LIBOR USD + 1.75%), 11/19/2026 (a)	325,790	316,627
Great Outdoors Group LLC 6.120%, 03/05/2028 (b)	1,294,287	1,187,916
Pilot Travel Centers LLC 4.430%, 08/06/2028 (b)	744,375	731,720
SRS Distribution Inc. 6.31% (6 Month LIBOR USD + 3.50%, 0.50% Floor), 06/02/2028 (a)	991,241	947,874
		3,184,137
Semiconductors - 0.2%
ON Semiconductor Corporation 4.37% (1 Month LIBOR USD + 2.00%), 09/18/2026 (a)	119,051	118,881
Software - 5.4%
Epicor Software Corporation 5.62% (1 Month LIBOR USD + 3.25%, 0.75% Floor), 07/30/2027 (a)	491,250	469,655
Almonde, Inc. 6.87% (6 Month LIBOR USD + 3.50%, 1.00% Floor), 06/13/2024 (a)	1,239,083	1,160,946
Polaris Newco LLC 5.670%, 06/04/2028 (b)	1,246,859	1,187,802
Project Ruby Ultimate Parent Corp. 5.62% (1 Month LIBOR USD + 3.25%, 0.75% Floor), 03/10/2028 (a)	494,987	474,312
The Dun & Bradstreet Corporation 5.55% (1 Month LIBOR USD + 3.25%), 02/06/2026 (a)	488,806	476,994
		3,769,709
Telecommunications - 2.3%
SBA Senior Finance II LLC 4.13% (1 Month LIBOR USD + 1.75%), 04/11/2025 (a)	470,400	460,893
Zayo Group Holdings, Inc. 5.37% (1 Month LIBOR USD + 3.00%), 03/09/2027 (a)	1,222,697	1,132,456
		1,593,349
TOTAL BANK LOANS (Cost $37,091,790)		35,536,575

CORPORATE BONDS - 9.7%
Aerospace/Defense - 0.7%
TransDigm UK Holdings PLC
6.875%, 05/15/2026	500,000	499,533
Airlines - 0.7%
American Airlines Inc. / AAdvantage Loyalty IP Ltd.
5.500%, 04/20/2026 (c)	500,000	494,310
Building Materials - 0.7%
Standard Industries Inc. / NJ
4.750%, 01/15/2028 (c)	500,000	476,280
Commercial Services - 0.6%
Allied Universal Holdco LLC / Allied Universal Finance Corp.
9.750%, 07/15/2027 (c)	500,000	459,977
Environmental Control - 1.0%
GFL Environmental, Inc.
3.500%, 09/01/2028 (c)	500,000	453,378
Madison IAQ LLC
4.125%, 06/30/2028 (c)	250,000	221,576
		674,954
Food - 0.7%
Albertsons Cos Inc. / Safeway Inc. / New Albertsons LP / Albertsons LLC
4.625%, 01/15/2027 (c)	500,000	473,131
Healthcare-Services - 0.7%
Tenet Healthcare Corp.
4.875%, 01/01/2026 (c)	500,000	496,435
Leisure Time - 0.5%
MajorDrive Holdings IV LLC
6.375%, 06/01/2029 (c)	500,000	378,165
Lodging - 0.7%
Boyd Gaming Corp.
4.750%, 12/01/2027	500,000	481,705
Media - 0.7%
CCO Holdings LLC / CCO Holdings Capital Corp.
5.125%, 05/01/2027 (c)	500,000	491,160
Real Estate - 0.7%
The Howard Hughes Corp.
5.375%, 08/01/2028 (c)	500,000	468,940
Retail - 0.6%
1011778 BC ULC / New Red Finance, Inc.
4.000%, 10/15/2030 (c)	500,000	436,925
Semiconductors - 0.7%
Entegris, Inc.
4.375%, 04/15/2028 (c)	500,000	472,227
Telecommunications - 0.7%
Sprint Corp.
7.125%, 06/15/2024	500,000	523,850
TOTAL CORPORATE BONDS (Cost $6,903,262)		6,827,592

ASSET BACKED SECURITIES - 32.6%
Other ABS - 32.6%
AIG CLO 2018-1 LLC
9.310%, 04/20/2032 (a)(c)	1,000,000	879,342
Aimco CLO 10 Ltd.
8.709%, 07/22/2032 (a)(c)	1,000,000	884,450
Aimco CLO 15 Ltd.
8.690%, 10/17/2034 (a)(c)	1,250,000	1,089,663
Aimco CLO Series 2015-A
9.340%, 10/16/2034 (a)(c)	1,000,000	899,940
Benefit Street Partners CLO IV Ltd.
9.910%, 01/20/2032 (a)(c)	250,000	228,323
Burnham Park Clo Ltd.
8.110%, 10/20/2029 (a)(c)	1,000,000	862,097
CarVal CLO III Ltd.
9.150%, 07/20/2032 (a)(c)	1,000,000	895,350
CIFC Falcon 2020 Ltd.
10.120%, 01/20/2033 (a)(c)	1,000,000	904,142
CIFC Funding 2018-V Ltd.
8.662%, 01/15/2032 (a)(c)	1,000,000	895,049
CIFC Funding 2019-I Ltd.
9.540%, 04/20/2032 (a)(c)	1,000,000	906,947
Dryden 50 Senior Loan Fund
8.772%, 07/15/2030 (a)(c)	1,000,000	875,187
Dryden 65 CLO Ltd.
8.490%, 07/18/2030 (a)(c)	600,000	523,112
Fillmore Park CLO Ltd 2018-1A
7.912%, 07/15/2030 (a)(c)	1,000,000	871,237
Goldentree Loan Management US CLO 1 Ltd.
9.960%, 04/20/2034 (a)(c)	1,000,000	809,062
Goldentree Loan Management US Clo 6 Ltd.
9.177%, 04/20/2035 (a)(c)	1,000,000	894,332
Goldentree Loan Opportunities X Ltd.
8.360%, 07/21/2031 (a)(c)	1,000,000	893,826
Harbor Park CLO 18-1 Ltd.
8.310%, 01/21/2031 (a)(c)	1,000,000	884,985
Magnetite XXIII Ltd.
9.083%, 01/25/2035 (a)(c)	500,000	448,253
Magnetite XXXI Ltd.
8.512%, 07/17/2034 (a)(c)	500,000	443,814
Neuberger Berman CLO XXII Ltd.
8.800%, 10/17/2030 (a)(c)	1,000,000	857,715
Neuberger Berman Loan Advisers CLO 35 Ltd.
9.738%, 01/19/2033 (a)(c)	1,000,000	903,989
OCP CLO 2020-19 Ltd.
9.210%, 10/20/2034 (a)(c)	250,000	226,943
OHA Credit Funding 2 Ltd.
9.092%, 04/21/2034 (a)(c)	550,000	486,378
OHA Loan Funding 2016-1 Ltd.
9.060%, 01/20/2033 (a)(c)	500,000	447,091
Palmer Square CLO 2018-2 Ltd.
8.340%, 07/16/2031 (a)(c)	500,000	443,009
Point Au Roche Park CLO Ltd.
8.810%, 07/20/2034 (a)(c)	370,000	323,829
Rad CLO 12 Ltd.
7.636%, 10/30/2034 (a)(c)	500,000	443,846
RR 19 Ltd.
9.012%, 10/15/2035 (a)(c)	1,000,000	892,947
RR15 Ltd.
8.712%, 04/15/2036 (a)(c)	500,000	437,393
Sixth Street CLO XIX Ltd.
8.610%, 07/20/2034 (a)(c)	500,000	445,070
Symphony CLO XXIV Ltd.
9.783%, 01/23/2032 (a)(c)	1,000,000	913,014
TICP CLO III-2 Ltd.
8.610%, 04/20/2028 (a)(c)	1,000,000	957,153
		22,867,488
TOTAL ASSET BACKED SECURITIES (Cost $24,831,040)		22,867,488

	Shares	Value
EXCHANGE TRADED FUNDS - 1.8%
iShares iBoxx High Yield Corporate Bond ETF	8,065	$630,602
SPDR Bloomberg High Yield Bond ETF	6,533	629,651
TOTAL EXCHANGE TRADED FUNDS (Cost $1,201,405)		1,260,253

CLOSED-END FUNDS - 0.0% (e)
Eagle Point Credit Co, Inc.	1,905	22,288
TOTAL CLOSED-END FUNDS (Cost $33,494)		22,288
	Principal Amount
SHORT-TERM INVESTMENTS - 1.4%
MONEY MARKET DEPOSIT ACCOUNTS - 1.4%
U.S. Bank Money Market Deposit Account, 1.600% (d)	$961,027	961,027
TOTAL SHORT-TERM INVESTMENTS (Cost $961,027)		961,027

Total Investments (Cost $71,022,018) - 96.1%		67,475,223
Other Assets in Excess of Liabilities - 3.9%		2,767,036
TOTAL NET ASSETS - 100.0%		$70,242,259

Percentages are stated as a percent of net assets.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at July 31,2022.
(b)	The loan will settle after July 31, 2022 at which time the interest rate will be determined.
(c)
Restriced security as defined in Rule 144(a) under the Securities Act of 1933.  Resale to the public may require registration or may extend only to qualified institutional buyers.  At July 31, 2022, the market value of these securities total $28,189,992, which represents 40.13% of total net assets.

(d)	The rate shown is as of July 31, 2022.
(e)	Less than 0.05%

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

Summary of Fair Value Disclosure at July 31, 2022 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The financial statements have been prepared in conformity with accounting principals generally accepted in the United States of America (“GAAP”). The Funds are investment companies that follow the accounting and reporting guidelines of Accounting Standards Codification Topic 946 applicable to investment companies.

Securities, including master limited partnerships ("MLPs"), listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market (“Nasdaq”). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price (“NOCP”) will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Investments in other open-end investment companies, including money market funds, are valued at the investment company’s net asset value per share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturities of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Options on securities that are listed on an exchange shall be valued at the sale price on such exchange (or any other exchange on which such options are listed) having the trade closest to the close of the New York Stock Exchange (“NYSE”) on the day of valuation or, if there was no sale on any of the applicable options exchanges on such day, at the mean between the highest bid and lowest ask price on any of such exchanges on such day closest to the close of the NYSE on such day. On the last trading day prior to expiration, expiring options may be priced at intrinsic value.

Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the twenty, sixty, ninety, and one-hundred eighty day forward rates provided by an independent source.

Futures contracts are valued at the settlement price on the exchange on which they are principally traded.

Units of Mount Vernon Liquid Assets Portfolio are not traded on an exchange and are valued at the investment company’s NAV per share as provided by its administrator.

Deposit accounts are valued at acquisition cost, which approximates fair value.

Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Procedures approved by the Board of Trustees (the “Board”).

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2022:

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Assets
Bank Loans	$ -	$ 35,536,575	$ -	$ -	$ 35,536,575
Corporate Bonds	-	6,827,592	-	-	6,827,592
Asset Backed Securities	-	22,867,488	-	-	22,867,488
Exchange Traded Funds	1,260,253	-	-	-	1,260,253
Closed-End Funds	22,288	-	-	-	22,288
Short-Term Investments	961,027	-	-	-	961,027
Total Investments in Securities	$ 2,243,568	$ 65,231,655	$ -	$ -	$ 67,475,223
^ See Schedule of Investments for industry breakouts.

For the period ended July 31, 2022, the Fund did not recognize any transfers to or from Level 3.